Consolidated Statement of Financial Position - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property and equipment	$ 1,812,738	$ 2,200,975
Intangible assets	1,184,773	7,603,155
Goodwill	600,000	600,000
Investment in a joint venture	619,690	833,495
Right-of-use assets	142,291	296,538
Deferred tax assets	1,384	1,384
Total non-current assets	4,360,876	11,535,547
Current assets
Trade and other receivables	6,289,768	10,321,833
Accrued government grants	822,073	2,055,978
Contract assets	1,406,015	2,365,013
Amount due from related parties	346,961	239,262
Cash and bank balances	6,239,080	3,117,087
Current assets	15,103,897	18,099,173
TOTAL ASSETS	19,464,773	29,634,720
Equity
Share capital	2,971	2,601
Share premium	125,606,786	116,505,240
Share-based payment reserves	415,573	1,512,490
Accumulated losses	(138,948,686)	(123,135,335)
Deficit attributed to equity holders of the Parent	(12,923,356)	(5,115,004)
Non-controlling interests	(1,174,911)	(1,322,628)
Total Deficit	(14,098,267)	(6,437,632)
Non-current liabilities
Provision for employees’ end-of-service benefits	831,277	700,953
Lease liabilities	58,437	168,799
Government grants	372,371	498,460
Total non-current liabilities	1,262,085	1,368,212
Current liabilities
Trade and other payables	26,204,360	26,522,239
Government grants	132,948	22,289
Contract liabilities	3,458,753	4,536,370
Amount due to related parties	1,097,497	2,436,308
Warrant liabilities	1,137,946	562,722
Income tax payable	156,991	432,211
Bank overdrafts	7,395	3,756
Lease liabilities	105,065	188,245
Total current liabilities	32,300,955	34,704,140
Total liabilities	33,563,040	36,072,352
TOTAL EQUITY AND LIABILITIES	$ 19,464,773	$ 29,634,720